Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2022
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities (debt)

This item is made up as follows:

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	7,028	7,617
Senior unsecured credit facility (b)	—	324,695
Total current debt	7,028	332,312
Non-current debt:
Lease liabilities (a)	56,097	62,503
Total other financial liabilities	63,125	394,815
(a)	The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations.

Set out below are the carrying amounts of lease liabilities and the movements during the period

	2022	2021
	US$(000)	US$(000)

Balance at beginning of the year	70,120	79,217
Additions	4,957	4,099
Accrued interest (see Note 18)	3,912	4,371
Payments	(12,327)	(12,746)
Interest payments	(3,912)	(4,371)
Exchange rate effect	375	(450)
Total lease liabilities	63,125	70,120

For the year ended December 31, 2022, the following are the amounts recognized in profit:

	2022	2021
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	13,431	7,973
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	12,708	12,459
Interest expense on lease liabilities (see Note 18)	3,912	4,371

	30,051	24,803

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(b)

In March 2014, the Company entered into a five-year, US$1.8 billion senior unsecured credit facility with several banks led by Citibank N.A. as the administrative agent. The disbursements were mainly used to finance a portion of the Company’s expansion project.

In June 2017, the Company entered into an amendment to the senior unsecured credit facility, which extended the maturity and increased the outstanding amount by US$225 million. After the amendment, the balance of the total credit facility was US$1.5 billion. On May 31, 2022, the Company paid the remaining outstanding balance of US$325 million using the revolving credit facility discussed below (see Note 10(c)). For the year ended December 31, 2022, the Company recognized interest expense in the statements of comprehensive income of US$3.2 million (US$10.1 million for the year ended

December 31, 2021 and US$22.4 million for the year ended December 31, 2020) associated with the senior credit facility (see Note 18).

(c)Revolving Credit Facility -

On May 31, 2022, the Company entered into a new US$350 million, unsecured revolving credit facility with several banks led by the Bank of Nova Scotia. The revolving credit facility expires on May 31, 2027. In May 2022, the Company borrowed US$325 million on this revolving credit facility, which was repaid during June 2022 using operating cash flows. As of December 31, 2022, the Company recognized debt issuance costs related to the revolving credit facility of US$3.5 million, which will be amortized over the term of the revolving credit facility agreement. For the year ended December 31, 2022, the Company recognized interest expense in the statements of comprehensive income of US$1.9 million associated with the revolving credit facility (see Note 18).

Interest on the revolving credit facility is calculated based on the adjusted Secured Overnight Financing Rate plus a spread and credit rate differential adjustment contemplated in the contract, and the undrawn portion is subject to a commitment fee of 0.50%.

Restrictive Covenants –

The revolving credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to earnings before interest, taxes, depreciation, and amortization ratio (which cannot exceed 3.50 to 1) and an interest coverage ratio (which cannot be less than 3.0 to 1), defined by the agreement. As of December 31, 2022 and 2021, the Company was in compliance with all of its covenants.

Following is the movement of the changes derived from the financing activities for the year ended December 31, 2022 and 2021:

				Long term					Long term
	January 1,			to short term		December 31,			to short term		December 31,
	2021	Additions	Payments	transfers	Others	2021	Additions	Payments	transfers	Others	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Revolving credit facility	—	—	—	—	—	—	325,000	(325,000)	—	—	—
Senior unsecured credit facility, see Note 10 (b)	—	—		325,000	—	325,000	—	(325,000)	—	—	—
Lease liabilities, see Note 10 (a)	10,223	3,629	(12,746)	6,667	(156)	7,617	—	(12,327)	11,537	201	7,028
Senior unsecured credit facility debt issuance costs	—	—	—	(1,025)	720	(305)	—	—	—	305	—

Non-current:
Senior unsecured credit facility	525,000	—	(200,000)	(325,000)	—	—	—	—	—	—	—
Senior unsecured credit facility debt issuance costs	(1,549)	—		1,025	524	—	—	—	—	—	—
Lease liabilities, see Note 10 (a)	68,994	470		(6,667)	(294)	62,503	4,957	—	(11,537)	174	56,097

Total liabilities from financing activities	602,668	4,099	(212,746)	—	794	394,815	329,957	(662,327)	—	680	63,125